9. EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Employee Equity Incentive Plan Tables
Employee Equity Incentive Plan
Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.10	1,500,000	7.9	825,000
0.50	959,211	9.0	925,876
0.60	105,000	8.9	105,000
0.80	160,000	9.7	66,660
0.83	100,000	9.8	0
0.90	1,955,000	9.6	1,155,785
1.00	850,000	9.6	12,498
1.06	381,250	9.9	113,534
	6,010,461	9.1	3,204,353

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.10	1,500,000	8.6	500,000
0.50	1,065,000	9.0	964,981
0.60	105,000	9.3	67,940
0.90	1,955,000	9.9	585,000
1.00	800,000	9.9	0
	5,425,000	9.3	2,117,921

Employee stock option activity
		Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at December 31, 2015	5,225,000	$0.59	9.3

Grants	691,250	0.97	9.8
Exercised	(105,789)	0.5	8.7
Canceled	—	—	—
Outstanding at March 31, 2016	6,010,461	0.63	9.1
Exercisable at March 31, 2016	3,204,353	0.57	8.9

			Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at January 1, 2014	0	$-	-
Grants	2,050,000	0.1	9.6
Exercised	-	-	-
Canceled	-	$-
Outstanding at December 31, 2014	2,050,000	$0.1	9.6
Grants	3,925,000	0.80	9.9
Exercised	(250,000)	0.1	9.3
Canceled	(300,000)	0.1	8.6
Outstanding at December 31, 2015	5,425,000	$0.59	9.3
Exercisable at December 31, 2015	2,117,921	$0.52	9.1

Fair value of granted options
Dividend yield:	0%
Volatility	111.89% to 119.16%
Risk free rate:	1.75% to 2.10%
Expected life:
Estimated fair value of the Company’s common stock	$ 0.80 to $1.05%
Estimated forfeiture rate	0%

Dividend yield:	-0-%
Volatility	119.43% to 129.88%
Risk free rate:	0.48% to 2.53%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$$2.21 to $2.50
Estimated forfeiture rate	0%